Interests of subsidiaries	12 Months Ended
Mar. 31, 2018
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Interests of subsidiaries
5	Interests in subsidiaries

Particulars of principal subsidiaries as of March 31, 2017 and 2018 are as follows:

Name of company	Place of incorporation and kind of legal entity	Particulars of issued capital/ registered capital	Percentage of capital held by the Company		Principal activities
			2017	2018
Bonso Electronics Limited * (“BEL”)	Hong Kong, limited liability company	$ HK5,000,000 (US$641,026)	100%	100%	Investment holding, providing management and administrative support to the Group companies

Bonso Investment Limited (“BIL”)	Hong Kong, limited liability company	$ HK3,000,000 (US$384,615)	100%	100%	Investment holding and property investment

Bonso Electronics (Shenzhen) Company, Limited (“BESCL”)	PRC, limited liability company	US$12,621,222	100%	100%	Investment holding and property rental

Bonso Advanced Technology Limited * (“BATL”)	Hong Kong, limited liability company	$ HK1,000,000 (US$128,205)	100%	100%	Investment holding and trading of scales and pet electronics products

Bonso Advanced Technology (Xinxing) Company, Limited (“BATXXCL”)	PRC, limited liability company	US$10,000,000	100%	100%	Production of scales and pet electronics products and property rental

Bonso Technology (Shenzhen) Company, Limited (“BTL”)	PRC, limited liability company	HK$200,000	100%	100%	Product development

 * Shares directly held by the Company